Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Investments

Investments as of December 31, 2024 and December 31, 2023 are as follows (in thousands):

	December 31,	December 31,
	2024	2023
Equity method investments	$31,565	$26,257
Equity investments without readily determinable fair values	152	142
Total investments	$31,717	$26,399